Interest in a Joint Venture	12 Months Ended
Jun. 30, 2022
Disclosure Of Interests In Joint Arrangements Text Block Abstract
Interest in a Joint Venture
Note 25	Interest in a Joint Venture

The Company has a 50% interest in Body Composition Technologies Pte Limited (“BCT”). Under the terms of the joint venture agreement, BCT is licensed to distribute the AHI technology to the Medical and Insurance sectors.

The Company’s interest in BCT is accounted for using the equity method. Under the equity method, the Company’s investment in a joint venture is initially recorded at cost, and subsequently the carrying value of the investment is increased or decreased to recognise the Company’s share of the joint venture profit or loss.

During the financial year, the joint venture agreement was varied to allow the Company to increase its holding to up to a maximum of 54% of BCT (on a fully diluted basis) by participating in a convertible note fundraising undertaken by BCT to the value of A$670,333 (refer Note 26).

At balance date, the Company had a 50% interest in BCT and is not deemed to have control of BCT under AASB 3 Business Combinations and AASB 10 Consolidated Financial Statements.

The following tables illustrate the summarised financial information of the Company’s investment in BCT:

	30 June 2022	30 June 2021
	A$	A$
Current assets	1,803	19,367
Non-current assets		2,319
Current liabilities	(500,815)	(787,736)
Non-current liabilities	(2,000,000)	(1,032,657)
Equity	(2,499,012)	(1,798,707)
Company’s carrying amount of the investment	-	-

Revenue	269,203	413,299
Expenses	(537,009)	(2,018,992)
Loss for the year	(267,806)	(1,605,693)
Company’s share of the loss (i)	-	-

Carrying value of the BCT investment
Investment brought to account at cost	680	680
Share of the joint venture’s loss 1.	(680)	(680)
Closing carrying value of the investment	-	-

1.	As the investment in the joint venture has been written down to nil, no share of the joint venture’s loss has been brought to account in the Company’s loss from ordinary activities for the current financial period.